Write-down and loss on sale of vessels - Additional Information - Asset Impairments (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) vessel	Jan. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain on commencement of sales-type lease (note 2)			$ 0	$ 0	$ 44,943
Proceeds from sale of vessels and equipment (note 18)			82,621	58,090	60,915
Teekay Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Productive Assets				$ 32,000
Number Of Vessels Sold | vessel				2
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Write down on vessel				$ 85,000
Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Write down on vessel			0	0
Gain (Loss) on Disposition of Assets					3,081
FPSO | Teekay Parent [Member] | Offshore Production
Property, Plant and Equipment [Line Items]
Write down on vessel			0	0	$ 33,495
Gain (Loss) on Disposition of Assets			$ (12,975)	$ 0
FPSO | Teekay Parent [Member] | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				1	1
Aframax Tanker [Member] | Teekay Tankers
Property, Plant and Equipment [Line Items]
Write down on vessel					$ 65,400
Number Of Vessels Sold | vessel	1
Proceeds from sale of vessels and equipment (note 18)	$ 15,000
Aframax Tanker [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			2	2
Write down on vessel			$ 0	$ 4,314	4,936
Suezmax | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				3
Number Of Vessels Sold | vessel		1
Suezmax | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			4
Write down on vessel			$ 0	$ 66,916	0
LR2 Tanker | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			3
Write down on vessel			$ 0	$ 18,381	0
Aframax Tanker 4 | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			2	2
Write down on vessel			$ 0	$ 2,042	$ 13,634
Suezmax Tanker | Teekay Tankers
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment (note 18)		$ 15,500
Suezmax Tanker | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			1
LR2 and Aframax Tankers | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				4	9
Number Of Vessels Sold | vessel		1
Proceeds from sale of vessels and equipment (note 18)		$ 13,100
LR2 and Aframax Tankers | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			3